INTANGIBLE ASSETS, NET (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS, NET [Line Items]
Amortization expenses for intangible assets of continuing operations	¥ 4,782	¥ 6,786	¥ 10,707
Amortization expenses for intangible assets of continuing operations included in cost of sales	¥ 1,393	2,466	3,061
Trade name [Member]
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss		¥ 2,655	¥ 9,639